Income taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of the Statutory Federal Income Tax Rate [Abstract]
U.S. statutory rate					21.00%	21.00%
Change in valuation allowance					6.80%	46.40%
Effective tax rate	69.30%	26.60%	69.80%	33.70%	27.80%	67.40%